Item 1. Schedule of Investments:
--------------------------------
Putnam Discovery Growth Fund

QUARTERLY PORTFOLIO HOLDINGS

9-30-04



Putnam Discovery Growth Fund
-----------------------------------------------------------------------------------------------------------
The fund's portfolio
September 30, 2004 (Unaudited)

Common stocks (98.0%) (a)
-----------------------------------------------------------------------------------------------------------
Number of shares                                                                                      Value
-----------------------------------------------------------------------------------------------------------
Aerospace and Defense (2.5%)
-----------------------------------------------------------------------------------------------------------
        124,500  Alliant Techsystems, Inc. (NON)                                                 $7,532,250
        167,000  Boeing Co. (The)                                                                 8,620,540
          6,200  General Dynamics Corp.                                                             633,020
        146,400  United Defense Industries, Inc. (NON)                                            5,854,536
         80,600  United Technologies Corp.                                                        7,526,428
                                                                                              -------------
                                                                                                 30,166,774
Automotive (0.5%)
-----------------------------------------------------------------------------------------------------------
         92,900  Autoliv, Inc.                                                                    3,753,160
         43,400  Johnson Controls, Inc.                                                           2,465,554
                                                                                              -------------
                                                                                                  6,218,714
Banking (2.9%)
-----------------------------------------------------------------------------------------------------------
         79,000  Commerce Bancorp, Inc.                                                           4,360,800
         57,900  Doral Financial Corp.                                                            2,401,113
        120,300  Investors Financial Services Corp.                                               5,429,139
         22,800  North Fork Bancorp., Inc.                                                        1,013,460
         63,800  Pacific Capital Bancorp.                                                         1,887,204
         57,700  State Street Corp.                                                               2,464,367
        285,300  TCF Financial Corp.                                                              8,641,737
         96,700  Texas Regional Bancshares, Inc.                                                  3,006,403
         95,200  U.S. Bancorp                                                                     2,751,280
         35,500  Wells Fargo & Co.                                                                2,116,865
                                                                                              -------------
                                                                                                 34,072,368
Beverage (0.2%)
-----------------------------------------------------------------------------------------------------------
        102,500  Pepsi Bottling Group, Inc. (The)                                                 2,782,875

Biotechnology (4.4%)
-----------------------------------------------------------------------------------------------------------
         65,400  Amgen, Inc. (NON)                                                                3,706,872
        284,200  Amylin Pharmaceuticals, Inc. (NON)                                               5,831,784
        101,100  Celgene Corp. (NON)                                                              5,887,053
        191,500  Connetics Corp. (NON)                                                            5,174,330
         37,500  Genentech, Inc. (NON)                                                            1,965,750
         21,200  Genzyme Corp. (NON)                                                              1,153,492
         53,400  Gilead Sciences, Inc. (NON)                                                      1,996,092
        209,400  Medicines Co. (NON)                                                              5,054,916
        180,000  MGI Pharma, Inc. (NON)                                                           4,804,200
        120,600  Neurocrine Biosciences, Inc. (NON)                                               5,687,496
        112,200  Onyx Pharmaceuticals, Inc. (NON)                                                 4,825,722
         93,226  OSI Pharmaceuticals, Inc. (NON)                                                  5,729,670
                                                                                              -------------
                                                                                                 51,817,377
Building Materials (0.1%)
-----------------------------------------------------------------------------------------------------------
         21,200  Masco Corp.                                                                        732,036

Coal (0.5%)
-----------------------------------------------------------------------------------------------------------
        173,900  CONSOL Energy, Inc.                                                              6,067,371

Commercial and Consumer Services (2.5%)
-----------------------------------------------------------------------------------------------------------
        131,701  Choicepoint, Inc. (NON)                                                          5,617,048
         80,500  Corporate Executive Board Co. (The)                                              4,929,820
         50,700  eBay, Inc. (NON)                                                                 4,661,358
         85,000  Manpower, Inc.                                                                   3,781,650
        311,000  Robert Half International, Inc.                                                  8,014,470
         93,700  Yahoo!, Inc. (NON)                                                               3,177,367
                                                                                              -------------
                                                                                                 30,181,713
Communications Equipment (4.8%)
-----------------------------------------------------------------------------------------------------------
        220,700  ADTRAN, Inc.                                                                     5,005,476
        394,400  Aspect Communications Corp. (NON)                                                3,916,392
        113,900  Avaya, Inc. (NON)                                                                1,587,766
        498,700  Cisco Systems, Inc. (NON)                                                        9,026,470
        295,400  Comverse Technology, Inc. (NON)                                                  5,562,382
        123,700  F5 Networks, Inc. (NON)                                                          3,767,902
         48,700  Harris Corp.                                                                     2,675,578
        295,700  Juniper Networks, Inc. (NON)                                                     6,978,520
        274,000  Qualcomm, Inc.                                                                  10,696,960
        411,800  Sonus Networks, Inc. (NON)                                                       2,318,434
        350,400  Tekelec (NON)                                                                    5,844,672
                                                                                              -------------
                                                                                                 57,380,552
Computers (2.3%)
-----------------------------------------------------------------------------------------------------------
        123,700  Catapult Communications Corp. (NON)                                              2,330,508
         58,200  Dell, Inc. (NON)                                                                 2,071,920
        161,800  EMC Corp. (NON)                                                                  1,867,172
         81,500  Hewlett-Packard Co.                                                              1,528,125
         15,600  IBM Corp.                                                                        1,337,544
         96,600  Lexmark International, Inc. (NON)                                                8,115,366
        167,100  Network Appliance, Inc. (NON)                                                    3,843,300
        281,400  Seagate Technology (Cayman Islands)
                 (NON)                                                                            3,804,528
         78,000  Verint Systems, Inc. (NON)                                                       2,873,520
                                                                                              -------------
                                                                                                 27,771,983
Conglomerates (0.5%)
-----------------------------------------------------------------------------------------------------------
         37,700  Danaher Corp.                                                                    1,933,256
        118,000  General Electric Co.                                                             3,962,440
                                                                                              -------------
                                                                                                  5,895,696
Consumer Finance (1.5%)
-----------------------------------------------------------------------------------------------------------
        126,000  Capital One Financial Corp.                                                      9,311,400
        115,000  First Marblehead Corp. (The) (NON)                                               5,336,000
        117,400  MBNA Corp.                                                                       2,958,480
                                                                                              -------------
                                                                                                 17,605,880
Consumer Goods (4.0%)
-----------------------------------------------------------------------------------------------------------
         18,150  Alberto-Culver Co. Class B                                                         789,162
        360,000  Avon Products, Inc.                                                             15,724,800
         92,000  Energizer Holdings, Inc. (NON)                                                   4,241,200
         86,100  Gillette Co. (The)                                                               3,593,814
        247,000  Procter & Gamble Co.                                                            13,367,640
        329,900  Yankee Candle Co., Inc. (The) (NON)                                              9,553,904
                                                                                              -------------
                                                                                                 47,270,520
Consumer Services (1.1%)
-----------------------------------------------------------------------------------------------------------
        173,000  Alliance Data Systems Corp. (NON)                                                7,016,880
        104,000  Getty Images, Inc. (Canada) (NON)                                                5,751,200
                                                                                              -------------
                                                                                                 12,768,080
Distribution (0.4%)
-----------------------------------------------------------------------------------------------------------
        121,900  Beacon Roofing Supply, Inc. (NON)                                                1,999,160
        112,900  SCP Pool Corp.                                                                   3,018,946
                                                                                              -------------
                                                                                                  5,018,106
Distributors (0.6%)
-----------------------------------------------------------------------------------------------------------
        246,600  Hughes Supply, Inc.                                                              7,415,262

Electronics (5.4%)
-----------------------------------------------------------------------------------------------------------
          7,000  Analog Devices, Inc.                                                               271,460
        582,400  Brooks Automation, Inc. (NON)                                                    8,240,960
        352,700  Cypress Semiconductor Corp. (NON)                                                3,117,868
        944,100  Integrated Device Technology, Inc. (NON)                                         8,997,273
        635,000  Intel Corp.                                                                     12,738,100
         52,900  International Rectifier Corp. (NON)                                              1,814,470
        129,000  Jabil Circuit, Inc. (NON)                                                        2,967,000
        291,700  Marvell Technology Group, Ltd. (Bermuda)
                 (NON)                                                                            7,622,121
        148,500  Motorola, Inc.                                                                   2,678,940
        369,800  PerkinElmer, Inc.                                                                6,367,956
        604,900  Skyworks Solutions, Inc. (NON)                                                   5,746,550
         85,300  Texas Instruments, Inc.                                                          1,815,184
         99,000  Vishay Intertechnology, Inc. (NON)                                               1,277,100
                                                                                              -------------
                                                                                                 63,654,982
Energy (1.3%)
-----------------------------------------------------------------------------------------------------------
         91,100  BJ Services Co.                                                                  4,774,551
         78,500  CAL Dive International, Inc. (NON)                                               2,796,170
         81,400  ENSCO International, Inc.                                                        2,659,338
        108,700  Nabors Industries, Ltd. (Bermuda) (NON)                                          5,146,945
                                                                                              -------------
                                                                                                 15,377,004
Financial (1.5%)
-----------------------------------------------------------------------------------------------------------
         38,600  Chicago Mercantile Exchange                                                      6,226,180
        115,200  Citigroup, Inc.                                                                  5,082,624
         88,400  Fannie Mae                                                                       5,604,560
         18,800  Freddie Mac                                                                      1,226,512
                                                                                              -------------
                                                                                                 18,139,876
Food (--%)
-----------------------------------------------------------------------------------------------------------
         21,500  7-Eleven, Inc. (NON)                                                               429,570

Gaming & Lottery (0.8%)
-----------------------------------------------------------------------------------------------------------
        385,400  GTECH Holdings Corp.                                                             9,758,328

Health Care Services (8.5%)
-----------------------------------------------------------------------------------------------------------
        115,000  American Healthways, Inc. (NON)                                                  3,347,650
        133,800  AMERIGROUP Corp. (NON)                                                           7,526,250
         57,500  Caremark Rx, Inc. (NON)                                                          1,844,025
        211,100  Community Health Systems, Inc. (NON)                                             5,632,148
        184,200  Coventry Health Care, Inc. (NON)                                                 9,830,754
        153,500  Fisher Scientific International, Inc.
                 (NON)                                                                            8,953,655
        374,200  Health Management Associates, Inc.                                               7,644,906
        107,400  Henry Schein, Inc. (NON)                                                         6,692,094
         53,300  Laboratory Corp. of America Holdings
                 (NON)                                                                            2,330,276
        213,000  Manor Care, Inc.                                                                 6,381,480
         19,200  Medco Health Solutions, Inc. (NON)                                                 593,280
        108,500  Pediatrix Medical Group, Inc. (NON)                                              5,951,225
         88,000  United Surgical Partners International,
                 Inc. (NON)                                                                       3,022,800
        150,000  UnitedHealth Group, Inc.                                                        11,061,000
        152,000  Universal Health Services, Inc. Class B                                          6,612,000
        326,600  VCA Antech, Inc. (NON)                                                           6,737,758
        115,900  WellChoice, Inc. (NON)                                                           4,326,547
         27,300  WellPoint Health Networks, Inc. (NON)                                            2,868,957
                                                                                              -------------
                                                                                                101,356,805
Homebuilding (2.0%)
-----------------------------------------------------------------------------------------------------------
        100,900  Hovnanian Enterprises, Inc. Class A
                 (NON)                                                                            4,046,090
        149,100  Lennar Corp.                                                                     7,097,160
         12,500  NVR, Inc. (NON)                                                                  6,887,500
         60,100  Ryland Group, Inc.                                                               5,568,866
                                                                                              -------------
                                                                                                 23,599,616
Industrial (0.7%)
-----------------------------------------------------------------------------------------------------------
        104,700  3M Co.                                                                           8,372,859

Insurance (1.2%)
-----------------------------------------------------------------------------------------------------------
        110,700  American International Group, Inc.                                               7,526,493
         10,900  Progressive Corp. (The)                                                            923,775
        139,500  W.R. Berkley Corp.                                                               5,881,320
                                                                                              -------------
                                                                                                 14,331,588
Investment Banking/Brokerage (1.9%)
-----------------------------------------------------------------------------------------------------------
        496,700  Ameritrade Holding Corp. Class A (NON)                                           5,965,367
        515,000  E*Trade Group, Inc. (NON)                                                        5,881,300
        169,000  Eaton Vance Corp.                                                                6,825,910
         25,800  Merrill Lynch & Co., Inc.                                                        1,282,776
         60,800  T. Rowe Price Group, Inc.                                                        3,097,152
                                                                                              -------------
                                                                                                 23,052,505
Leisure (1.3%)
-----------------------------------------------------------------------------------------------------------
         12,600  Harley-Davidson, Inc.                                                              748,944
        111,900  Polaris Industries, Inc.                                                         6,246,258
        225,900  Winnebago Industries, Inc.                                                       7,825,176
                                                                                              -------------
                                                                                                 14,820,378
Lodging/Tourism (1.4%)
-----------------------------------------------------------------------------------------------------------
         67,200  Choice Hotels International, Inc.                                                3,870,048
        516,200  Hilton Hotels Corp.                                                              9,725,208
        341,900  La Quinta Corp. (NON)                                                            2,666,820
                                                                                              -------------
                                                                                                 16,262,076
Machinery (0.5%)
-----------------------------------------------------------------------------------------------------------
        167,500  MSC Industrial Direct Co., Inc. Class A                                          5,708,400

Manufacturing (1.2%)
-----------------------------------------------------------------------------------------------------------
        188,500  IDEX Corp.                                                                       6,401,460
        139,100  Roper Industries, Inc.                                                           7,992,686
                                                                                              -------------
                                                                                                 14,394,146
Medical Technology (4.2%)
-----------------------------------------------------------------------------------------------------------
        179,500  C.R. Bard, Inc.                                                                 10,165,085
         75,444  Dade Behring Holdings, Inc. (NON)                                                4,203,589
        128,460  Kinetic Concepts, Inc. (NON)                                                     6,750,573
        116,600  Medtronic, Inc.                                                                  6,051,540
        108,300  Respironics, Inc. (NON)                                                          5,787,552
         48,200  St. Jude Medical, Inc. (NON)                                                     3,628,014
        165,000  Varian Medical Systems, Inc. (NON)                                               5,704,050
        122,400  Waters Corp. (NON)                                                               5,397,840
         33,800  Zimmer Holdings, Inc. (NON)                                                      2,671,552
                                                                                              -------------
                                                                                                 50,359,795
Oil & Gas (1.1%)
-----------------------------------------------------------------------------------------------------------
         73,100  Anadarko Petroleum Corp.                                                         4,850,916
         47,100  Apache Corp.                                                                     2,360,181
        170,925  XTO Energy, Inc.                                                                 5,551,644
                                                                                              -------------
                                                                                                 12,762,741
Pharmaceuticals (5.8%)
-----------------------------------------------------------------------------------------------------------
        120,400  Abbott Laboratories                                                              5,100,144
        136,800  Cephalon, Inc. (NON)                                                             6,552,720
         85,100  Forest Laboratories, Inc. (NON)                                                  3,827,798
        261,875  IVAX Corp. (NON)                                                                 5,014,906
        357,000  Johnson & Johnson                                                               20,109,810
        690,000  Pfizer, Inc.                                                                    21,114,000
         90,039  Salix Pharmaceuticals, Ltd. (NON)                                                1,937,639
        132,000  Wyeth                                                                            4,936,800
                                                                                              -------------
                                                                                                 68,593,817
Restaurants (1.2%)
-----------------------------------------------------------------------------------------------------------
        160,200  CEC Entertainment, Inc. (NON)                                                    5,887,350
         61,500  Darden Restaurants, Inc.                                                         1,434,180
         70,500  Red Robin Gourmet Burgers, Inc. (NON)                                            3,078,735
         77,900  Starbucks Corp. (NON)                                                            3,541,334
                                                                                              -------------
                                                                                                 13,941,599
Retail (10.6%)
-----------------------------------------------------------------------------------------------------------
         62,300  Abercrombie & Fitch Co. Class A                                                  1,962,450
        244,100  Advance Auto Parts, Inc. (NON)                                                   8,397,040
        107,500  Barnes & Noble, Inc. (NON)                                                       3,977,500
         61,100  Best Buy Co., Inc.                                                               3,314,064
         45,100  Chico's FAS, Inc. (NON)                                                          1,542,420
        203,000  Costco Wholesale Corp.                                                           8,436,680
        240,000  Home Depot, Inc. (The)                                                           9,408,000
         38,900  Kohl's Corp. (NON)                                                               1,874,591
        130,300  Lowe's Cos., Inc.                                                                7,081,805
        344,700  Michaels Stores, Inc.                                                           20,409,687
        258,500  PETCO Animal Supplies, Inc. (NON)                                                8,442,610
        220,100  PETsMART, Inc.                                                                   6,248,639
        228,300  Rent-A-Center, Inc. (NON)                                                        5,903,838
        452,200  Ross Stores, Inc.                                                               10,599,568
        265,000  Staples, Inc.                                                                    7,902,300
         57,900  TJX Cos., Inc. (The)                                                             1,276,116
        290,000  Wal-Mart Stores, Inc.                                                           15,428,000
         43,900  Whole Foods Market, Inc.                                                         3,766,181
                                                                                              -------------
                                                                                                125,971,489
Schools (0.3%)
-----------------------------------------------------------------------------------------------------------
        115,900  Education Management Corp. (NON)                                                 3,087,576

Semiconductor (1.1%)
-----------------------------------------------------------------------------------------------------------
        109,700  Cognex Corp.                                                                     2,874,140
        336,800  Lam Research Corp. (NON)                                                         7,369,184
        423,700  LTX Corp. (NON)                                                                  2,292,217
                                                                                              -------------
                                                                                                 12,535,541
Shipping (1.5%)
-----------------------------------------------------------------------------------------------------------
        128,300  EGL, Inc. (NON)                                                                  3,882,358
         61,700  Expeditors International of Washington,
                 Inc.                                                                             3,189,890
        196,455  Heartland Express, Inc.                                                          3,624,595
        199,800  J. B. Hunt Transport Services, Inc.                                              7,420,572
                                                                                              -------------
                                                                                                 18,117,415
Software (9.2%)
-----------------------------------------------------------------------------------------------------------
        233,000  Adobe Systems, Inc.                                                             11,526,510
        393,000  Akamai Technologies, Inc. (NON)                                                  5,521,650
        443,000  Amdocs, Ltd. (Guernsey) (NON)                                                    9,670,690
         53,600  Autodesk, Inc.                                                                   2,606,568
        163,800  Avid Technology, Inc. (NON)                                                      7,677,306
        562,500  Citrix Systems, Inc. (NON)                                                       9,855,000
        315,600  Cognos, Inc. (Canada) (NON)                                                     11,210,112
          5,783  MarketSoft Software Corp. (acquired
                 12/07/00, cost $329) (Private)
                 (RES)(NON)                                                                               6
        110,300  Mercury Interactive Corp. (NON)                                                  3,847,264
        655,000  Microsoft Corp.                                                                 18,110,750
        356,000  Oracle Corp. (NON)                                                               4,015,680
        381,700  RSA Security, Inc. (NON)                                                         7,366,810
        243,000  Symantec Corp. (NON)                                                            13,335,840
        574,800  TIBCO Software, Inc. (NON)                                                       4,891,548
                                                                                              -------------
                                                                                                109,635,734
Technology Services (1.7%)
-----------------------------------------------------------------------------------------------------------
         37,300  Affiliated Computer Services, Inc. Class
                 A (NON)                                                                          2,076,491
        200,200  Ask Jeeves, Inc. (NON)                                                           6,548,542
        227,900  Cognizant Technology Solutions Corp.
                 (NON)                                                                            6,953,229
         39,300  Fiserv, Inc. (NON)                                                               1,369,998
        485,300  Sapient Corp. (NON)                                                              3,702,839
                                                                                              -------------
                                                                                                 20,651,099
Telecommunications (2.0%)
-----------------------------------------------------------------------------------------------------------
        635,400  American Tower Corp. Class A (NON)                                               9,753,390
        197,400  Carrier Access Corp. (NON)                                                       1,371,930
        266,800  Crown Castle International Corp. (NON)                                           3,969,984
        172,500  Novatel Wireless, Inc. (NON)                                                     4,053,750
         88,200  Spectrasite, Inc. (NON)                                                          4,101,300
                                                                                              -------------
                                                                                                 23,250,354
Telephone (0.3%)
-----------------------------------------------------------------------------------------------------------
         37,100  Telephone and Data Systems, Inc.                                                 3,122,707

Textiles (0.2%)
-----------------------------------------------------------------------------------------------------------
         43,200  Liz Claiborne, Inc.                                                              1,629,504
         10,300  Nike, Inc.                                                                         811,640
                                                                                              -------------
                                                                                                  2,441,144
Tobacco (0.3%)
-----------------------------------------------------------------------------------------------------------
         87,500  Altria Group, Inc.                                                               4,116,000

Transportation (0.5%)
-----------------------------------------------------------------------------------------------------------
        100,700  UTI Worldwide, Inc.                                                              5,922,167

Transportation Services (0.2%)
-----------------------------------------------------------------------------------------------------------
         35,000  United Parcel Service, Inc. Class B                                              2,657,200

Waste Management (1.3%)
-----------------------------------------------------------------------------------------------------------
        202,700  Stericycle, Inc. (NON)                                                           9,303,930
        211,950  Waste Connections, Inc. (NON)                                                    6,714,576
                                                                                              -------------
                                                                                                 16,018,506
                                                                                              -------------
                 Total Common stocks  (cost $1,099,606,048)                                  $1,165,608,324

Convertible preferred stocks (0.2%) (a)
-----------------------------------------------------------------------------------------------------------
Number of shares                                                                                      Value
-----------------------------------------------------------------------------------------------------------
         45,173  ASM International, N. V. (acquired
                 11/15/00, cost $999,998) (Private)
                 (Netherlands) (RES)(NON)                                                          $524,910
         97,860  Asymptote Ser. D, zero % cv. pfd.
                 (acquired 09/19/00, cost $1,276,083)
                 (Private) (RES)(NON)                                                                20,061
        125,000  Bowstreet, Inc. Ser. D, $7.00 cum. cv.
                 pfd. (acquired 10/25/00, cost
                 $1,500,000) (Private) (RES)(NON)                                                     6,250
        399,234  CommVault Systems zero % cv. pfd.
                 (acquired various dates from 01/30/02 to
                 09/04/03, cost $1,250,002) (Private)
                 (RES)(NON)                                                                       1,437,242
        170,455  Hyperchip, Inc. Ser. C, 8.00% cv. pfd.
                 (acquired 09/05/00, cost $150,000)
                 (Private) (RES)(NON)                                                                    17
         50,000  Lightwave Microsystems Corp. Ser. G,
                 $0.80 cv. pfd. (acquired 10/19/00, cost
                 $500,000) (Private) (RES)(NON)                                                          50
        182,257  MarketSoft Software Corp. Ser. D, zero %
                 cv. pfd. (acquired various dates from
                 12/07/00 to 08/18/04, cost $1,109,670)
                 (Private) (RES)(NON)                                                               152,367
        122,060  Totality Corp. Ser. D, $0.346 cum. cv.
                 pfd. (acquired 07/27/00, cost $528,166)
                 (Private) (RES)(NON)                                                                36,618
         30,246  Vivace Networks, Inc. Ser. C, $0.583 cv.
                 pfd. (acquired 09/07/00, cost $61,794)
                 (Private) (RES)(NON)                                                                10,284
                                                                                              -------------
                 Total Convertible preferred stocks  (cost $7,375,713)                           $2,187,799

Short-term investments (2.4%) (a)(cost $28,428,860)
-----------------------------------------------------------------------------------------------------------
Principal amount                                                                                      Value
-----------------------------------------------------------------------------------------------------------
    $28,428,860  Putnam Prime Money Market Fund (e)                                             $28,428,860
-----------------------------------------------------------------------------------------------------------
                 Total Investments (cost $1,135,410,621) (b)                                 $1,196,224,983
-----------------------------------------------------------------------------------------------------------


    NOTES

  (a) Percentages indicated are based on net assets of $1,189,613,742.

  (b) The aggregate identified cost on a tax basis is $1,152,254,621, resulting in gross unrealized appreciation and depreciation of $124,424,603 and $80,454,241, respectively, or net unrealized appreciation of $43,970,362.

(NON) Non-income-producing security.

(RES) Restricted, excluding 144A securities, as to public resale. The total market value of restricted securities held at September 30, 2004 was $2,187,805 or 0.2% of net assets.

  (e) The fund invests in the Putnam Prime Money Market Fund, an open-end management investment company managed by Putnam Investment Management, LLC ("Putnam Management"), the fund's manager, and indirect wholly-owned subsidiary of Putnam, LLC. Management fees paid by the fund are reduced by an amount equal to the management fees paid by Putnam Prime Money Market Fund with respect to assets invested by the fund in Putnam Prime Money Market Fund. Income distributions earned by the fund totaled $110,188 for the period ended September 30, 2004.

      Security valuation Investments for which market quotations are readily available are valued at the last reported sales price on their principal exchange, or official closing price for certain markets. If no sales are reported-- as in the case of some securities traded over-the-counter-- a security is valued at its last reported bid price. Many securities markets and exchanges outside the U.S. close prior to the close of the New York Stock Exchange and therefore the closing prices for securities in such markets or on such exchanges may not fully reflect events that occur after such close but before the close of the New York Stock Exchange. Accordingly, on certain days, the fund will fair value foreign securities taking into account multiple factors, including movements in the U.S. securities markets. The number of days on which fair value prices will be used will depend on market activity and it is possible that fair value prices will be used by the fund to a significant extent. Short-term investments having remaining maturities of 60 days or less are valued at amortized cost, which approximates fair value. Other investments, including restricted securities, are valued at fair value following procedures approved by the trustees. Such valuations and procedures are reviewed periodically by the Trustees.

      For additional information regarding the fund please see the fund's most recent annual or semiannual shareholder report filed on the Securities and Exchange Commission's Web site, www.sec.gov, or visit Putnam's Individual Investor Web site at www.putnaminvestments.com



Item 2. Controls and Procedures:
--------------------------------

(a) The registrant's principal executive officer and principal financial officer have concluded, based on their evaluation of the effectiveness of the design and operation of the registrant's disclosure controls and procedures as of a date within 90 days of the filing date of this report, that the design and operation of such procedures are generally effective to provide reasonable assurance that information required to be disclosed by the registrant in this report is recorded, processed, summarized and reported within the time periods specified in the Commission's rules and forms.

(b) Changes in internal control over financial reporting:
Not applicable

Item 3. Exhibits:
------------------

A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2 under the Investment Company Act of 1940, as amended, are filed herewith.


SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

NAME OF REGISTRANT

By (Signature and Title):            /s/ Michael T. Healy
                                     --------------------------
                                     Michael T. Healy
                                     Principal Accounting Officer
Date: November 29, 2004



Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title):            /s/ Charles E. Porter
                                     ---------------------------
                                     Charles E. Porter
                                     Principal Executive Officer
Date: November 29, 2004



By (Signature and Title):            /s/ Steven D. Krichmar
                                     ---------------------------
                                     Steven D. Krichmar
                                     Principal Financial Officer
Date: November 29, 2004